Other Liabilities, Long-Term	12 Months Ended
Jan. 01, 2012
Other Liabilities, Noncurrent [Abstract]
Other Liabilities, Long-Term
Other Liabilities, Long-Term
Other liabilities, long-term, consisted of the following:

	January 1,	January 2,
	2012	2011
Accrued occupancy costs	$14,296	$13,250
Accrued workers’ compensation and general liability claims	3,208	3,423
Deferred compensation	965	2,937
Other	3,198	3,442
	$21,667	$23,052
Accrued occupancy costs include obligations pertaining to closed restaurant locations, contingent rent and accruals to expense operating lease rental payments on a straight-line basis over the lease term.
The following table presents the activity in the exit cost reserve, of which $1.1 million and $0.9 million at January 1, 2012 and January 2, 2011, respectively, are included in long-term accrued occupancy costs above, with the remainder in other current liabilities:

	January 1,	January 2,
	2012	2011
Balance, beginning of year	$1,665	$862
Provisions for restaurant closures	800	563
Changes in estimates of accrued costs	649	716
Payments, net	(1,021)	(632)
Other adjustments	153	156
Balance, end of year	$2,246	$1,665